Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Tables) [Line Items]
Past Due Financing Receivables [Table Text Block]
	30-59 Days	60-89 Days	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Non-accrual Loans
Commercial
Construction	$-	$-	$995,830	995,830	$42,237,906	$43,233,736	$-	$995,830
Commercial Business	130,831	-	439,887	570,718	65,153,689	65,724,407	-	439,887
Commercial Real Estate	875,624	-	6,052,984	6,928,608	89,548,110	96,476,718	-	6,052,982
Mortgage Warehouse Lines	-	-	-	-	134,534,202	134,534,202	-	-
Residential Real Estate	-	970,123	164,541	1,134,664	10,521,526	11,656,190	-	164,542
Consumer
Loans to Individuals	-	-	94,898	94,898	9,752,485	9,847,383	94,898	-
Other	-	-	-	-	170,940	170,940	-	-
Deferred Loan Fees	-	-	-	-	905,897	905,897	-	-
Total	$1,006,455	$970,123	$7,748,140	$9,724,718	$352,824,755	$362,549,473	$94,898	$7,653,241
	30-59 Days	60-89 Days	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Non-accrual Loans
Commercial
Construction	$-	$-	$1,581,031	$1,581,031	$54,110,362	$55,691,393	$-	$1,581,031
Commercial Business	202,451	70,192	518,912	791,555	57,073,881	57,865,436	-	629,821
Commercial Real Estate	-	-	3,137,553	3,137,553	99,275,141	102,412,694	-	3,478,605
Mortgage Warehouse Lines	-	-	-	-	284,127,530	284,127,530	-	-
Residential Real Estate	320,729	34,975	-	355,704	10,541,603	10,897,307	-	134,193
Consumer
Loans to Individuals	49,243	-	139,852	189,095	9,454,290	9,643,385	84,948	-
Other	-	-	-	-	189,279	189,279	-	-
Deferred Loan Fees	-	-	-	-	987,086	987,086	-	-
Total	$572,423	$105,167	$5,377,348	$6,054,938	$515,759,172	$521,814,110	$84,948	$5,878,554

	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Nonaccrual Loans
Commercial
Construction	$0	$0	$1,581,031	$1,581,031	$54,110,362	$55,691,393	$0	$1,581,031
Commercial Business	202,451	70,192	518,912	791,555	57,073,881	57,865,436	0	629,821
Commercial Real Estate	0	0	3,137,553	3,137,553	99,275,141	102,412,694	0	3,478,607
Mortgage Warehouse Lines	0	0	0	0	284,127,530	284,127,530	0	0

Residential Real Estate	320,729	34,975	0	355,704	10,541,603	10,897,307	0	134,193

Consumer
Loans to Individuals	49,243	0	139,852	189,095	9,454,290	9,643,385	84,948	54,904
Other	0	0	0	0	189,279	189,279	0	0

Deferred Loan Fees	0	0	0	0	987,086	987,086	0	0

Total	$572,423	$105,167	$5,377,348	$6,054,938	$515,759,172	$521,814,110	$84,948	$5,878,554
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days Accruing	Nonaccrual Loans
Commercial
Construction	$0	$0	$140,055	$140,055	$49,145,728	$49,285,783	$0	$140,055
Commercial Business	364,743	564,152	122,535	1,051,430	49,733,244	50,784,674	0	669,166
Commercial Real Estate	0	245,874	503,877	749,751	98,887,225	99,636,976	0	1,443,220
Mortgage Warehouse Lines	0	0	0	0	249,345,831	249,345,831	0	0

Residential Real Estate	905,310	0	661,171	1,566,481	11,318,871	12,885,352	0	661,171

Consumer
Loans to Individuals	0	144,904	77,858	222,762	11,996,878	12,219,640	0	77,858
Other	0	0	0	0	255,556	255,556	0	0

Deferred Loan Costs	0	0	0	0	1,017,959	1,017,959	0	0

Total	$1,270,053	$954,930	$1,505,496	$3,730,479	$471,701,292	$475,431,771	$0	$2,991,470

Allowance for Credit Losses on Financing Receivables [Table Text Block]
									Deferred Total
	Construction	Commercial	Commercial Real Estate	Mortgage Warehouse	Residential Real Estate	Consumer	Other	Unallocated	Fees
Allowance for credit losses:
Beginning Bal. - December 31, 2011	$1,054,695	$934,642	$1,597,702	$1,122,056	$91,076	$187,352	$2,377	$544,550	$0	$5,534,450
Provision charged to operations	989,844	191,897	775,199	298,582	151,721	(6,911)	5,895	(256,235)	0	2,149,992
Loans charged off	(57,650)	(165,026)	(110,862)	0	(130,694)	(77,858)	(6,001)	0	0	(548,091)
Recoveries of loans charged off	3,403	11,276	182	0	0	0		0	0	14,861
Ending Bal.- December 31, 2012	$1,990,292	$972,789	$2,262,221	$1,420,638	$112,103	$102,583	$2,271	$288,315	$0	$7,151,212

Ending Balance
Individually evaluated for impairment	569,579	253,598	447,193	0	21,693	0	0	0	0	1,292,063
Collectively evaluated or impairment	1,420,713	719,191	1,815,028	1,420,638	90,410	102,583	2,271	288,315	0	5,859,149

Loans receivables:
Ending Balance	$55,691,393	$57,865,436	$102,412,694	$284,127,530	$10,897,307	$9,643,385	$189,279	$0	$987,086	$521,814,110
Individually evaluated for impairment	2,842,031	906,526	3,952,546	0	134,193	54,904	0	0	0	7,890,200
Collectively evaluated for impairment	52,849,362	56,958,910	98,460,148	284,127,530	10,763,114	9,588,481	189,279	0	987,086	513,923,910
									Deferred Total
	Construction	Commercial	Commercial Real Estate	Mortgage Warehouse	Residential Real Estate	Consumer	Other	Unallocated	Fees
Allowance for credit losses:
Beginning Bal. - December 31, 2010	$1,744,068	$971,994	$1,723,865	$763,092	$67,828	$192,457	$1,910	$297,498	$0	$5,762,712
Provision charged to perations	1,663,459	262,110	8,133	358,964	23,248	(5,105)	467	247,052	0	2,558,328
Loans charged off	(2,361,783)	(303,403)	(134,296)	0	0	0	0	0	0	(2,799,482)
Recoveries of loans harged off	8,951	3,941	0	0	0	0	0	0	0	12,892
Ending Bal. – December 31, 2011	$1,054,695	$934,642	$1,597,702	$1,122,056	$91,076	$187,352	$2,377	$544,550	$0	$5,534,450

Ending Balance
Individually evaluated for impairment	0	283,424	186,055	0	11,619	77,858	0	0	0	558,956
Collectively evaluated for impairment	1,054,695	651,218	1,411,647	1,122,056	79,457	109,494	2,377	544,550	0	4,975,494

Loans receivables:
Ending Balance	$49,285,783	$50,784,674	$99,636,976	$249,345,831	$12,885,352	$12,219,640	$255,556	$0	$1,017,959	$475,431,771
Individually valuated for impairment	140,055	952,156	1,934,120	0	661,171	77,858	0	0	0	3,765,360
Collectively evaluated for impairment	49,145,728	49,832,518	97,702,856	249,345,831	12,224,181	12,141,782	255,556	0	1,017,959	471,666,411

Impaired Financing Receivables [Table Text Block]
				Nine Months Ended September 30, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance:
Commercial
Construction	$1,015,112	$1,015,112	$-	$1,059,872	$4,660
Commercial Business	225,899	382,356	-	212,465	1,516
Commercial Real Estate	-	-	-	1,390,822	-
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	1,241,011	1,397,468	-	2,663,159	6,176
Residential Real Estate	164,542	164,542	-	103,227	-
Consumer
Loans to Individuals	-	-	-	22,375	-
Other	-	-	-	-	-
Subtotal	-	-	-	22,375	-
With no related allowance	1,405,553	1,562,010	-	2,788,761	6,176
With an allowance:
Commercial
Construction	-	-	-	325,520	-
Commercial Business	475,136	475,136	235,027	578,763	3,915
Commercial Real Estate	9,646,821	9,646,821	1,476,632	4,339,970	61,306
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	10,121,957	10,121,957	1,711,659	5,244,253	65,221
Residential Real Estate	-	-	-	58,442	-
Consumer
Loans to Individuals	-	-	-	5,589	-
Other	-	-	-	-	-
Subtotal	-	-	-	5,589	-
With an allowance	10,121,957	10,121,957	1,711,659	5,308,284	65,221

Total:
Commercial	11,362,968	11,519,425	1,711,659	7,907,412	71,397
Residential Real Estate	164,542	164,542	-	161,669	-
Consumer	-	-	-	27,964	-
Total	$11,527,510	$11,683,967	$1,711,659	$8,097,045	$71,397
				Year Ended December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance:
Commercial
Construction	$1,360,914	$1,360,914	$-	$412,716	$-
Commercial Business	387,950	430,632	-	474,839	9,490
Commercial Real Estate	-	-	-	321,743	-
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	1,748,864	1,791,546	-	1,209,298	9,490
Residential Real Estate	-	-	-	23,600	-
Consumer
Loans to Individuals	54,904	54,904	-	54,904	-
Other	-	-	-	-	-
Subtotal	54,904	54,904	-	54,904	-
With no related allowance	1,803,768	1,846,450	-	1,287,802	9,490
With an allowance:
Commercial
Construction	1,481,117	1,481,117	569,579	123,426	-
Commercial Business	518,576	663,403	253,598	456,541	15,746
Commercial Real Estate	3,952,546	3,999,032	447,193	2,964,744	29,291
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	5,952,239	6,143,552	1,270,370	3,544,711	45,037
Residential Real Estate	134,193	134,193	21,693	287,395	-
Consumer
Loans to Individuals	-	-	-	-	-
Other	-	-	-	-	-
Subtotal	-	-	-	-	-
With an allowance	6,086,432	6,277,745	1,292,063	3,832,106	45,037

Total:
Commercial	7,701,103	7,935,098	1,270,370	4,754,009	54,527
Residential Real Estate	134,193	134,193	21,693	310,995	-
Consumer	54,904	54,904	-	54,904	-
Total	$7,890,200	$8,124,195	$1,292,063	$5,119,908	$54,527
				Nine Months Ended September 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance:
Commercial
Construction	$-	$-	$-	$928,144	$-
Commercial Business	561,961	604,643	-	484,528	-
Commercial Real Estate	-	-	-	460,254	-
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	561,961	604,643	-	1,872,926	-
Residential Real Estate	-	-	-	-	1,512
Consumer
Loans to Individuals	54,904	54,904	-	36,804	-
Other	-	-	-	-	-
Subtotal	54,904	54,904	-	36,804	-
With no related allowance	616,865	659,547	-	1,909,730	1,512
With an allowance:
Commercial
Construction	-	-	-	966,319	-
Commercial Business	492,285	637,112	182,148	454,872	7,599
Commercial Real Estate	4,368,210	4,368,210	447,193	2,351,358	14,650
Mortgage Warehouse Lines	-	-	-	-	-
Subtotal	4,860,495	5,005,322	629,341	3,772,549	22,249
Residential Real Estate	135,963	135,963	28,566	264,900	-
Consumer
Loans to Individuals	-	-	-	25,667	-
Other	-	-	-	-	-
Subtotal	-	-	-	25,667	-
With an allowance	4,996,458	5,141,285	657,907	4,063,116	22,249

Total:
Commercial	5,422,456	5,609,965	629,341	5,645,475	22,249
Residential Real Estate	135,963	135,963	28,566	264,900	1,512
Consumer	54,904	54,904	-	62,471	-
Total	$5,613,323	$5,800,832	$657,907	$5,972,846	$23,761

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Year to Date 2012 Average Recorded Investment	Year to Date 2012 Interest Income Recognized
With no related allowance:

Commercial
Construction	$1,360,914	$1,360,914	$-	$412,716	$0
Commercial Business	387,950	430,632	-	474,839	9,490
Commercial Real Estate	0	0	-	321,743	0
Mortgage Warehouse Lines	0	0	-	0	0
Subtotal	1,748,864	1,791,546	-	1,209,298	9,490

Residential Real Estate	0	0	-	23,600	0

Consumer
Loans to Individuals	54,904	54,904	-	54,904	0
Other	0	0	-	0	0
Subtotal	54,904	54,904	-	54,904	0

Subtotal with no related allowance	1,803,768	1,846,450	-	1,287,802	0

With an allowance:

Commercial
Construction	1,481,117	1,481,117	569,579	123,426	0
Commercial Business	518,576	663,403	253,598	456,541	15,746
Commercial Real Estate	3,952,546	3,999,032	447,193	2,964,744	29,291
Mortgage Warehouse Lines	0	0	0	0	0
Subtotal	5,952,239	6,143,552	1,270,370	3,544,711	45,037

Residential Real Estate	134,193	134,193	21,693	287,395	0

Consumer
Loans to Individuals	0	0	0	0	0
Other	0	0	0	0	0
Subtotal	0	0	0	0	0

Subtotal with an allowance	6,086,432	6,277,745	1,292,063	3,832,106	45,037
Total:
Commercial	7,701,103	7,935,098	1,270,370	4,754,009	54,527
Residential Real Estate	134,193	134,193	21,693	310,995	0
Consumer	54,904	54,904	0	54,904	0
Total:	$7,890,200	$8,124,195	$1,292,063	$5,119,908	$54,527
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Year to Date Average Recorded Investment	Year to Date Interest Income Recognized
With no related allowance:

Commercial
Construction	$140,055	$277,405	$-	$610,358	$0
Commercial Business	381,190	426,803	-	257,942	0
Commercial Real Estate	503,877	611,389	-	457,464	0
Mortgage Warehouse Lines	0	0	-	0	0
Subtotal	1,025,122	1,315,597	-	1,325,764	0

Residential Real Estate	142,477	142,477	-	11,873	0

Consumer
Loans to Individuals	0	0	-	0	0
Other	0	0	-	0	0
Subtotal	0	0	-	0	0

Subtotal with no Related Allowance	1,167,599	1,458,074	-	1,337,637	0

With an allowance:

Commercial
Construction	0	0	0	2,389,162	0
Commercial Business	570,966	570,966	283,424	791,808	10,001
Commercial Real Estate	1,430,243	1,430,243	186,055	1,036,007	2,294
Mortgage Warehouse Lines	0	0	0	0	0
Subtotal	2,001,209	2,001,209	469,479	4,216,977	12,295

Residential Real Estate	518,694	518,694	11,619	490,081	0

Consumer
Loans to Individuals	77,858	77,858	77,858	77,858	0
Other	0	0	0	0	0
Subtotal	77,858	77,858	77,858	77,858	0

Subtotal with an Allowance	2,597,761	2,597,761	558,956	4,784,916	12,295
Total:
Commercial	3,026,331	3,316,806	469,479	5,542,741	12,295
Residential Real Estate	661,171	661,171	11,619	501,954	0
Consumer	77,858	77,858	77,858	77,858	0
Total:	$3,765,360	$4,055,835	$558,956	$6,122,553	$12,295

Summary Of Allowance For Loan Losses [Table Text Block]
	2012	2011
Balance, beginning of year	$5,534,450	$5,762,712
Provision charged to operations	2,149,992	2,558,328
Loans charged off	(548,091)	(2,799,482)
Recoveries of loans charged off	14,861	12,892
Balance, end of year	$7,151,212	$5,534,450

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial	2	$137,028	$86,794
Construction	1	1,278,362	1,261,000
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial	4	$329,889	$329,889
Commercial Real Estate	2	840,106	840,106
Residential Real Estate	1	519,913	519,913

Troubled Debt Restructurings On Financing Receivables Subsequent Default [Table Text Block]
	Number of Contracts	Recorded Investment
Troubled Debt Restructurings that subsequently defaulted:
Commercial	2	$82,113
	Number of Contracts	Recorded Investment
Troubled Debt Restructurings that subsequently defaulted:
Commercial	1	$22,471
Residential Real Estate	1	518,694

Commercial [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Tables) [Line Items]
Financing Receivable Credit Quality Indicators [Table Text Block]
Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate

Grade:
Pass	$38,743,089	$63,079,908	$64,562,349	$134,534,202	$10,521,525
Special Mention	-	1,465,856	21,013,297	-	1,134,665
Substandard	4,490,647	920,157	10,901,072	-	-
Doubtful	-	258,486	-	-	-
Total	$43,233,736	$65,724,407	$96,476,718	$134,534,202	$11,656,190
Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate

Grade:
Pass	$49,373,827	$55,498,613	$76,096,964	$284,127,530	$10,763,114
Special Mention	-	1,019,586	19,060,621	-	134,193
Substandard	5,777,494	1,064,799	7,255,109	-	-
Doubtful	540,072	282,438	-	-	-
Total	$55,691,393	$57,865,436	$102,412,694	$284,127,530	$10,897,307

Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate

Grade:
Pass	$49,373,827	55,498,613	$76,096,964	$284,127,530	$10,763,114
Special Mention	0	1,019,586	19,060,621	0	134,193
Substandard	5,777,494	1,064,799	7,255,109	0	0
Doubtful	540,072	282,438	0	0	0
Total	$55,691,393	$57,865,436	$102,412,694	$284,127,530	$10,897,307
Commercial Credit Exposure - By Internally Assigned Grade	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse Lines	Residential Real Estate

Grade:
Pass	$44,106,827	$47,973,545	$84,642,510	$249,345,831	$12,224,181
Special Mention	5,038,901	1,657,993	10,574,489	0	142,477
Substandard	107,405	865,160	3,823,225	0	518,694
Doubtful	32,650	287,976	596,752	0	0
Total	$49,285,783	$50,784,674	$99,636,976	$249,345,831	$12,885,352

Consumer [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Tables) [Line Items]
Financing Receivable Credit Quality Indicators [Table Text Block]
Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other

Performing	$9,847,383	$170,940
Nonperforming	-	-
Total	$9,847,383	$170,940
Consumer Credit Exposure - By Payment Activity	Loans to Individuals	Other

Performing	$9,454,288	$189,279
Nonperforming	189,097	-
Total	$9,643,385	$189,279

Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other

Performing	$9,454,288	$189,279
Nonperforming	189,097	0
Total	$9,643,385	$189,279
Consumer Credit Exposure - By Payment Activity	Loans To Individuals	Other

Performing	$12,141,782	$255,556
Nonperforming	77,858	0
Total	$12,219,640	$255,556

Financing Receivable Summary [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
		Commercial	Commercial	Mortgage	Residential				Deferred	Total
	Construction	Business	Real Estate	Warehouse	Real Estate	Consumer	Other	Unallocated	Fees
Allowance for credit losses:
Ending Balance	$1,208,023	$1,031,607	$3,064,248	$672,671	$141,826	$110,068	$2,051	$589,686	$-	$6,820,180

Ending Balance
Individually evaluated for impairment	-	235,027	1,476,632	-	-	-	-	-	-	1,711,659
Collectively evaluated for impairment	1,208,023	796,580	1,587,616	672,671	141,826	110,068	2,051	589,686	-	5,108,521

Loans receivables:
Ending Balance	$43,233,736	$65,724,407	$96,476,718	$134,534,202	$11,656,190	$9,847,383	$170,940	$-	$905,897	$362,549,473
Individually evaluated for impairment	1,015,112	701,035	9,646,821	-	164,542	-	-	-	-	11,527,510
Collectively evaluated for impairment	42,218,624	65,023,372	86,829,897	134,534,202	11,491,648	9,847,383	170,940	-	905,897	351,021,963
		Commercial	Commercial	Mortgage	Residential				Deferred	Total
	Construction	Business	Real Estate	Warehouse	Real Estate	Consumer	Other	Unallocated	Fees
Allowance for credit losses:
Ending Balance	$1,990,292	$972,789	$2,262,221	$1,420,638	$112,103	$102,583	$2,271	$288,315	$0	$7,151,212

Ending Balance
Individually evaluated for impairment	569,579	253,598	447,193	-	21,693	-	-	-	-	1,292,063
Collectively evaluated for impairment	1,420,713	719,191	1,815,028	1,420,638	90,410	102,583	2,271	288,315	-	5,859,149

Loans receivables:
Ending Balance	$55,691,393	$57,865,436	$102,412,694	$284,127,530	$10,897,307	$9,643,385	$189,279	-	$987,086	$521,814,110
Individually evaluated for impairment	2,842,031	906,526	3,952,546	-	134,193	54,904	-	-	-	7,890,200
Collectively evaluated for impairment	52,849,362	56,958,910	98,460,148	284,127,530	10,763,114	9,588,481	189,279	-	987,086	513,923,910

Financing Recievable Activity [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse	Residential Real Estate	Consumer	Other	Unallocated	Total
Balance - December 31, 2012	$1,990,292	$972,789	$2,262,221	$1,420,638	$112,103	$102,583	$2,271	$288,315	$7,151,212
Provision charged to operations	(218,010)	(18,319)	245,769	(429,900)	262	50,606	(212)	369,804	-
Loans charged off	(561,993)	(139,289)	(384,688)	-	-	(50,855)	-	-	(1,136,825)
Recoveries of loans charged off	-	2,000	6,895	-	-	-	-	-	8,895
Balance - March 31, 2013	$1,210,289	$817,181	$2,130,197	$990,738	$112,365	$102,334	$2,059	$658,119	$6,023,282
Provision charged to operations	1,872	160,164	321,659	(62,039)	(19,632)	(2,444)	45	(162,958)	236,667
Loans charged off	-	-	-	-	-	-	-	-	-
Recoveries of loans charged off	417	8,574	-	-	-	-	-	-	8,991
Balance – June 30, 2013	$1,212,578	$985,919	$2,451,856	$928,699	$92,733	$99,890	$2,104	495,161	$6,268,940
Provision charged to operations	(4,555)	34,446	612,392	(256,028)	49,093	10,178	(53)	94,525	539,998
Loans charged off	-	(2,068)	-	-	-	-	-	-	(2,068)
Recoveries of loans charged off	-	13,310	-	-	-	-	-	-	13,310
Balance - September 30, 2013	$1,208,023	$1,031,607	$3,064,248	$672,671	$141,826	$110,068	$2,051	$589,686	$6,820,180
	Construction	Commercial Business	Commercial Real Estate	Mortgage Warehouse	Residential Real Estate	Consumer	Other	Unallocated	Total
Balance - December 31, 2011	$1,054,695	$934,642	$1,597,702	$1,122,056	$91,076	$187,352	$2,377	$544,550	$5,534,450
Provision charged to operations	217,501	15,757	241,180	(115,451)	148,497	22,076	6,803	63,635	599,998
Loans charged off	(32,650)	(144,827)	-	-	(77,858)	(6,001)	-	-	(261,336)
Recoveries of loans charged off	3,403	5,427	-	-	-	-	-	-	8,830
Balance - March 31, 2012	$1,242,949	$810,999	$1,838,882	$1,006,605	$239,573	$131,570	$3,179	$608,185	$5,881,942
Provision charged to operations	429,656	111,410	464,946	147,278	13,631	(8,357)	(381)	(608,185)	549,998
Loans charged off	(25,000)	(20,199)	-	-	(130,694)	-	-	-	(175,893)
Recoveries of loans charged off	-	1,191	182	-	-	-	-	-	1,373
Balance - June 30, 2012	$1,647,605	$903,401	$2,304,010	$1,153,883	$122,510	$123,213	$2,798	$-	$6,257,420
Provision charged to operations	208,440	33,129	86,278	102,771	(2,812)	(9,942)	(27)	82,161	499,998
Loans charged off	-	-	(64,375)	-	-	-	-	-	(64,375)
Recoveries of loans charged off	-	-	-	-	-	-	-	-	-
Balance - September 30, 2012	$1,856,045	$936,530	$2,325,913	$1,256,654	$119,698	$113,271	$2, 771	$82,161	$6,693,043